Goodwill and Intangible Assets - Summary of Changes in the Carrying Value of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Goodwill [Line Items]
Beginning Balance	$ 522.6	$ 511.6
Translation adjustment	16.0	(6.1)
Ending balance	681.5	522.6
Capintec
Goodwill [Line Items]
Acquisition		6.0
Premium Analyse
Goodwill [Line Items]
Acquisition		4.3
Selmic
Goodwill [Line Items]
Acquisition		2.7
AWST
Goodwill [Line Items]
Acquisition		4.1
SunNuclear
Goodwill [Line Items]
Acquisition	130.2
Biodex
Goodwill [Line Items]
Acquisition	11.1
Dosimetrics
Goodwill [Line Items]
Acquisition	1.6
Medical
Goodwill [Line Items]
Beginning Balance	106.8	96.7
Translation adjustment	(0.2)	0.0
Ending balance	249.5	106.8
Medical | Capintec
Goodwill [Line Items]
Acquisition		6.0
Medical | Premium Analyse
Goodwill [Line Items]
Acquisition		0.0
Medical | Selmic
Goodwill [Line Items]
Acquisition		0.0
Medical | AWST
Goodwill [Line Items]
Acquisition		4.1
Medical | SunNuclear
Goodwill [Line Items]
Acquisition	130.2
Medical | Biodex
Goodwill [Line Items]
Acquisition	11.1
Medical | Dosimetrics
Goodwill [Line Items]
Acquisition	1.6
Industrial
Goodwill [Line Items]
Beginning Balance	415.8	414.9
Translation adjustment	16.2	(6.1)
Ending balance	432.0	415.8
Industrial | Capintec
Goodwill [Line Items]
Acquisition		0.0
Industrial | Premium Analyse
Goodwill [Line Items]
Beginning Balance	4.3
Acquisition		4.3
Ending balance		4.3
Industrial | Selmic
Goodwill [Line Items]
Beginning Balance	2.7
Acquisition		2.7
Ending balance		2.7
Industrial | AWST
Goodwill [Line Items]
Acquisition		$ 0.0
Industrial | SunNuclear
Goodwill [Line Items]
Acquisition	0.0
Industrial | Biodex
Goodwill [Line Items]
Acquisition	0.0
Industrial | Dosimetrics
Goodwill [Line Items]
Acquisition	$ 0.0